Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of the reconciliation of basic and diluted loss per share	The following table sets forth the reconciliation of basic and diluted loss per share for the three months ended March 31, 2025 and 2023 (in thousands except per share data):

	Three Months Ended March 31,
	2025	2024
Net loss	$(26,080)	$(24,377)

Weighted average number of shares outstanding	5,065	2,926
Weighted average common stock warrants exercisable for nominal consideration	6,500	—

Weighted average number of shares, basic	11,565	2,926
Effect of dilutive securities	—	—

Weighted average number of shares, diluted	11,565	2,926
Loss per share
Basic and diluted	$(2.26)	$(8.33)

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2024 and 2023 (in thousands except per share data):

	Year Ended December 31,
	2024	2023
Net loss	$(72,807)	$(114,331)
Premium on redemption of Series A Preferred Stock	—	(52,645)

Net loss for basic loss per share available to common stockholders	$(72,807)	$(166,976)

Reversal of mark-to-market adjustment for liability classified warrants	(8,895)	—

Net loss for diluted loss per share available to common stockholders	$(81,702)	$(166,976)

Weighted average number of shares outstanding	3,561	3,722
Weighted average common stock warrants exercisable for nominal consideration	6,500	—

Weighted average number of shares, basic	10,061	3,722
Effect of dilutive securities	84	—

Weighted average number of shares, diluted	10,145	3,722
Loss per share
Basic	$(7.24)	$(44.86)
Diluted	$(8.05)	$(44.86)

Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	March 31, 2025	December 31, 2024
Stock options	1,022,353	1,027,977
Retainer Shares	399,999	399,999
Shares issuable under Tranche B Notes	1,114,770	1,158,617
Public Warrants	156,220	156,220
Private Warrants	28,572	28,572
Shares issuable under ESPP	9,557	2,204
Shares issuable under the SIPA	8,571	8,571
February 2024 BDO Firm Warrants	108,686	108,686
February 2024 BDO Representative Warrants	13,446	13,446
April 2024 RDO Common Warrants	428,572	—
April 2024 RDO Placement Agent Warrants	34,286	34,286
Deposit Warrants	3,250,000	—
October 2024 Noteholder Warrants	214,284	—
October 2024 Placement Agent Warrants	104,848	104,848
December 2024 RDO Common Warrants	1,642,871	1,642,871
StockBlock Warrants	131,472	131,472

Total	8,668,507	4,817,769

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31, 2024	December 31, 2023
Stock options	1,027,977	946,275
Public Warrants	156,220	195,838
February 2024 BDO Firm Warrants	108,686	—
April 2024 RDO Placement Agent Warrants	34,286	—
Retainer Shares	399,999	114,285
Private Warrants	28,572	103,240
February 2024 BDO Representative Warrants	13,446	—
Shares Issuable pursuant to the ESPP	2,204	851
Shares issuable under the SIPA	8,571	—
Convertible Debentures	—	15,626
October 2024 Placement Agent Warrants	104,848	—
December 2024 RDO Common Warrants	1,642,871	—
StockBlock Warrants	131,472	—
Shares issuable under Tranche B Notes	1,158,617	—

Total	4,817,769	1,376,115